April 21, 2006

THE DREYFUS/LAUREL FUNDS TRUST DREYFUS PREMIER CORE VALUE FUND

Supplement to Prospectus
Dated May 1, 2005

     The following information supersedes and replaces any contrary information contained in the section in the fund’s Prospectus entitled “Management.”

     The fund’s primary portfolio manager is Brian C. Ferguson. Mr. Ferguson has been primary portfolio manager since April 2006. He has been a portfolio manager of the fund since April 2004 and has been employed by Dreyfus since October 2002. He is also a senior vice president and the director of the U.S. Large Cap Value Equity Team at The Boston Company Asset Management, LLC, a Dreyfus affiliate, where he has been employed since 1997.

April 21, 2006

THE DREYFUS/LAUREL FUNDS TRUST DREYFUS PREMIER CORE VALUE FUND

Supplement to Statement of Additional Information Dated May 1, 2005

     The following information supplements the information contained in the section in the Fund’s Statement of Additional Information entitled “Management Arrangements.”

     Effective April 20, 2006, Julianne D. McHugh is a portfolio manager for the Fund. She is a dual employee of Dreyfus and TBCAM.

April 21, 2006

     THE DREYFUS/LAUREL FUNDS TRUST DREYFUS PREMIER MANAGED INCOME FUND

Supplement to Statement of Additional Information Dated May 1, 2005

     The following information supplements the information contained in the section in the Fund’s Statement of Additional Information entitled “Management Arrangements.”

     Effective April 20, 2006, Catherine Powers is a portfolio manager for the Fund. She is a dual employee of Dreyfus and Standish.

April 21, 2006

     THE DREYFUS/LAUREL FUNDS TRUST DREYFUS PREMIER MANAGED INCOME FUND

Supplement to Prospectus

Dated May 1, 2005, as revised September 15, 2005

     The following information supersedes and replaces any contrary information contained in the section in the fund’s Prospectus entitled “Management.”

     The fund’s primary portfolio manager is Kent J. Wosepka. Mr. Wosepka has been primary portfolio manager since April 2006. He has been a portfolio manager of the fund and has been employed by Dreyfus since July 2002. He is also a vice president at Standish Mellon Asset Management LLC, a Dreyfus affiliate, where he has been employed since 1998.